UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-07102
The Advisors’ Inner Circle Fund II
(Exact name of registrant as specified in charter)

c/o CT Corporation
101 Federal Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)
SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 446-3863
Date of fiscal year end: July 31, 2011
Date of reporting period: April 30, 2011

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	REAVES SELECT
RESEARCH FUND
APRIL 30, 2011
(Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.2%

	Shares	Value
BROADCASTING, NEWSPAPERS & ADVERTISING — 2.0%
Comcast, Cl A	44,300	$1,162,432

ELECTRIC UTILITIES — 28.9%
CMS Energy	60,500	1,197,900
DTE Energy	20,750	1,048,497
Integrys Energy Group	32,550	1,704,318
ITC Holdings	23,000	1,631,390
NSTAR	46,350	2,146,005
Pinnacle West Capital	51,000	2,212,890
Portland General Electric	63,800	1,592,448
Southern	50,200	1,959,808
TECO Energy	90,900	1,751,643
Wisconsin Energy	37,000	1,154,770

		16,399,669

ENERGY — 25.1%
Cameron International *	30,050	1,584,236
Cenovus Energy	19,900	764,160
Devon Energy	18,400	1,674,400
Enterprise Products Partners (A)	26,900	1,163,963
EQT	33,800	1,778,218
Exxon Mobil	25,900	2,279,200
Marathon Oil	22,500	1,215,900
Occidental Petroleum	21,550	2,462,949
Penn West Petroleum	43,550	1,115,316
Schlumberger	21,900	1,965,525
Southwestern Energy *	26,700	1,171,062

		17,174,929

FINANCIAL SERVICES — 1.0%
Berkshire Hathaway, Cl B *	6,500	541,450

GAS — 18.0%
Enbridge	27,850	1,805,515
Energen	20,500	1,332,705
Oneok	33,750	2,360,475
South Jersey Industries	30,400	1,746,480

		7,245,175

MATERIALS — 2.1%
Nalco Holding	41,300	1,206,373

TELECOMMUNICATION SERVICES — 15.0%
American Tower, Cl A *	25,000	1,307,750
AT&T	53,700	1,671,144
BCE	47,400	1,774,182
CenturyLink	20,200	823,756

THE ADVISORS’ INNER CIRCLE FUND II	REAVES SELECT
RESEARCH FUND
APRIL 30, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
TELECOMMUNICATION SERVICES — continued
Frontier Communications	169,450	$1,401,352
Telefonica ADR	21,200	571,552
Vivo Participacoes ADR	22,500	940,725

		8,490,461

WATER UTILITIES — 4.1%
American Water Works	78,200	2,297,516

TOTAL COMMON STOCK (Cost $44,700,463)		54,518,005

SHORT-TERM INVESTMENT — 5.8%
SEI Daily Income Trust Treasury II Fund, Cl B, 0.010% (B) (Cost $3,292,842)	3,292,842	3,292,842

TOTAL INVESTMENTS — 102.0% (Cost $47,993,305)†		$57,810,847

Percentages are based on Net Assets of $56,696,327.

*	Non-income producing security.

(A)	Security considered a Master Limited Partnership. At April 30, 2011, the security amounted to $1,163,963 or 2.1% of net assets.

(B)	Rate shown is the 7-day effective yield as of April 30, 2011.

ADR	— American Depositary Receipt

Cl	— Class

†	At April 30, 2011, the tax basis of the Fund’s investments was $47,993,305, and the unrealized appreciation and depreciation were $9,888,011 and $(70,469), respectively.

As of April 30, 2011, all of the Fund’s investments are Level 1. There were no significant transfers between Level 1 and Level 2 during the period.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
WHR-QH-001-1400

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Philip T. Masterson
Philip T. Masterson
President

Date: June 29, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip T. Masterson
Philip T. Masterson
President

Date: June 29, 2011

By	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and Chief Financial Officer

Date: June 29, 2011